Pay vs Performance Disclosure - USD ($)		12 Months Ended						48 Months Ended
	Jan. 07, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 07, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	Summary compensation table total for PEO 11		Summary compensation table total for PEO 22	Compensation actually paid to PEO 22,4	Average summary compensation table total for non-PEO NEOs3,4	Average compensation actually paid to non-PEO NEOs3,4	Value of initial fixed $100 investment based on:			Non-GAAP operating earnings (in millions)6
Year		Compensation actually paid to PEO11,4					Total shareholder return	Peer group total shareholder return5	Net income (in millions)6
2025	$11,321,031	$13,186,985	$13,827,887	$15,267,075	$5,264,135	$6,038,261	$212.98	$203.47	$1,255.50	$1,865.50
2024	$16,438,184	$14,201,915			$4,519,834	$4,208,952	$170.59	$173.90	$1,597.90	$1,640.50
2023	$15,118,828	$12,277,460			$5,445,220	$4,620,616	$167.46	$141.43	$670.10	$1,602.80
2022	$13,804,149	$22,337,042			$4,697,081	$6,610,684	$172.34	$128.51	$4,852.20	$1,700.90
2021	$17,566,163	$30,384,681			$5,217,527	$7,526,148	$143.50	$136.28	$1,757.40	$1,847.60

1
Daniel J. Houston served as Chief Executive Officer until January 7, 2025 and in all prior years.

2
Deanna D. Strable-Soethout was our Chief Executive Officer beginning January 7, 2025.

3
During 2025, our non-PEO-NEOs consisted of Kamal Bhatia, Amy C. Friedrich, Christopher J. Littlefield, and Joel M. Pitz. During 2024, our non-PEO-NEOs consisted of Deanna D. Strable-Soethout, Kamal Bhatia, Amy C. Friedrich, Christopher J. Littlefield, and Joel M. Pitz. During 2023, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich, and Vivek Agrawal. During 2022, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich, and Natalie Lamarque. During 2021, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich and Renee Schaff.

4
Adjustments were as follows:

	2025
Adjustments to determine “compensation actually paid” for PEO and non-PEO NEOs	PEO 1	PEO 2	NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$2,533,807	$691,042	$180,843
Increase for “Service Cost” for Pension Plans	$444,189	$267,653	$102,847
Increase for “Prior Service Cost” for Pension Plans	$0	$0	$0
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$4,424,919	$8,870,708	$2,111,069
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	$0	$0	$0
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-end	$4,544,473	$9,110,381	$2,168,106
Increase for Fair Value of Awards Granted during year that Vest during year	$0	$0	$0
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$1,769,311	$655,102	$354,240
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$913,293	$284,278	$169,429
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$0	$0	$0
Increase based upon Incremental Fair Value of Awards Modified during year	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$1,153,414	$683,524	$271,416
Total Adjustments	$1,865,954	$1,439,188	$774,126

5
Peer Group used is the S&P 500 Financials Index.

6
In 2023, Principal adopted new accounting guidance that required us to recast 2021 and 2022 financial results. Amounts shown were used to determine executive compensation based on accounting policies during the period. Additional details of our implementation of the new accounting guidance can be found in Note 1 of the Notes to the Consolidated Financial Statements in Item 8 of our 2023 Form 10-K.

Company Selected Measure Name		Non-GAAP operating earnings
Named Executive Officers, Footnote
3
During 2025, our non-PEO-NEOs consisted of Kamal Bhatia, Amy C. Friedrich, Christopher J. Littlefield, and Joel M. Pitz. During 2024, our non-PEO-NEOs consisted of Deanna D. Strable-Soethout, Kamal Bhatia, Amy C. Friedrich, Christopher J. Littlefield, and Joel M. Pitz. During 2023, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich, and Vivek Agrawal. During 2022, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich, and Natalie Lamarque. During 2021, our non-PEO NEOs consisted of Deanna D. Strable-Soethout, Patrick G. Halter, Amy C. Friedrich and Renee Schaff.
			2 Deanna D. Strable-Soethout was our Chief Executive Officer beginning January 7, 2025.					1 Daniel J. Houston served as Chief Executive Officer until January 7, 2025 and in all prior years.
Peer Group Issuers, Footnote		5 Peer Group used is the S&P 500 Financials Index.
Adjustment To PEO Compensation, Footnote
4
Adjustments were as follows:

	2025
Adjustments to determine “compensation actually paid” for PEO and non-PEO NEOs	PEO 1	PEO 2	NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$2,533,807	$691,042	$180,843
Increase for “Service Cost” for Pension Plans	$444,189	$267,653	$102,847
Increase for “Prior Service Cost” for Pension Plans	$0	$0	$0
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$4,424,919	$8,870,708	$2,111,069
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	$0	$0	$0
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-end	$4,544,473	$9,110,381	$2,168,106
Increase for Fair Value of Awards Granted during year that Vest during year	$0	$0	$0
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$1,769,311	$655,102	$354,240
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$913,293	$284,278	$169,429
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$0	$0	$0
Increase based upon Incremental Fair Value of Awards Modified during year	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$1,153,414	$683,524	$271,416
Total Adjustments	$1,865,954	$1,439,188	$774,126

Non-PEO NEO Average Total Compensation Amount		$ 5,264,135		$ 4,519,834	$ 5,445,220	$ 4,697,081	$ 5,217,527
Non-PEO NEO Average Compensation Actually Paid Amount		$ 6,038,261		4,208,952	4,620,616	6,610,684	7,526,148
Adjustment to Non-PEO NEO Compensation Footnote
4
Adjustments were as follows:

	2025
Adjustments to determine “compensation actually paid” for PEO and non-PEO NEOs	PEO 1	PEO 2	NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$2,533,807	$691,042	$180,843
Increase for “Service Cost” for Pension Plans	$444,189	$267,653	$102,847
Increase for “Prior Service Cost” for Pension Plans	$0	$0	$0
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	$4,424,919	$8,870,708	$2,111,069
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	$0	$0	$0
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year-end	$4,544,473	$9,110,381	$2,168,106
Increase for Fair Value of Awards Granted during year that Vest during year	$0	$0	$0
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	$1,769,311	$655,102	$354,240
Increase/deduction for Change in Fair Value from prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	$913,293	$284,278	$169,429
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	$0	$0	$0
Increase based upon Incremental Fair Value of Awards Modified during year	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	$1,153,414	$683,524	$271,416
Total Adjustments	$1,865,954	$1,439,188	$774,126

Compensation Actually Paid vs. Total Shareholder Return		Compensation actually paid vs. total shareholder return
Compensation Actually Paid vs. Net Income		Compensation actually paid vs. net income attributable to PFG($M)
Compensation Actually Paid vs. Company Selected Measure		Compensation actually paid vs. Non-GAAP operating earnings
Total Shareholder Return Vs Peer Group		Compensation actually paid vs. total shareholder return
Tabular List, Table
Pay versus performance—tabular list of most important financial performance measures
Financial performance measures
Non-GAAP Operating Earnings
Non-GAAP Return on Equity
Operating Margin

Total Shareholder Return Amount		$ 212.98		170.59	167.46	172.34	143.5
Peer Group Total Shareholder Return Amount		203.47		173.9	141.43	128.51	136.28
Net Income (Loss)		$ 1,255,500,000		$ 1,597,900,000	$ 670,100,000	$ 4,852,200,000	$ 1,757,400,000
Company Selected Measure Amount		1,865,500,000		1,640,500,000	1,602,800,000	1,700,900,000	1,847,600,000
PEO Name	Daniel J. Houston		Deanna D. Strable-Soethout
Measure:: 1
Pay vs Performance Disclosure
Name		Non-GAAP Operating Earnings
Measure:: 2
Pay vs Performance Disclosure
Name		Non-GAAP Return on Equity
Measure:: 3
Pay vs Performance Disclosure
Name		Operating Margin
Daniel J. Houston [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 11,321,031		$ 16,438,184	$ 15,118,828	$ 13,804,149	$ 17,566,163
PEO Actually Paid Compensation Amount		13,186,985		$ 14,201,915	$ 12,277,460	$ 22,337,042	$ 30,384,681
Deanna D. Strable-Soethout [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		13,827,887
PEO Actually Paid Compensation Amount		15,267,075
PEO | Daniel J. Houston [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,865,954
PEO | Daniel J. Houston [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,533,807)
PEO | Daniel J. Houston [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		444,189
PEO | Daniel J. Houston [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Daniel J. Houston [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,424,919)
PEO | Daniel J. Houston [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,544,473
PEO | Daniel J. Houston [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,769,311
PEO | Daniel J. Houston [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Daniel J. Houston [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		913,293
PEO | Daniel J. Houston [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,153,414
PEO | Daniel J. Houston [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Daniel J. Houston [Member] | Change In Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Daniel J. Houston [Member] | Increase Based Upon Incremental Fair ValueO f Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Deanna D. Strable-Soethout [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,439,188
PEO | Deanna D. Strable-Soethout [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(691,042)
PEO | Deanna D. Strable-Soethout [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		267,653
PEO | Deanna D. Strable-Soethout [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Deanna D. Strable-Soethout [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,870,708)
PEO | Deanna D. Strable-Soethout [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,110,381
PEO | Deanna D. Strable-Soethout [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		655,102
PEO | Deanna D. Strable-Soethout [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Deanna D. Strable-Soethout [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		284,278
PEO | Deanna D. Strable-Soethout [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		683,524
PEO | Deanna D. Strable-Soethout [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Deanna D. Strable-Soethout [Member] | Change In Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Deanna D. Strable-Soethout [Member] | Increase Based Upon Incremental Fair ValueO f Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		774,126
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(180,843)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		102,847
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,111,069)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,168,106
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		354,240
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		169,429
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		271,416
Non-PEO NEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change In Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Increase Based Upon Incremental Fair ValueO f Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0